Fair Value Measurements - NAV (Details) - Bank First Retirement Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Total Plan's assets	$ 69,274,656	$ 67,946,629
Common collective fund
Fair Value Measurements
Total Plan's assets	320,757	669,661
Pooled Separate Fund
Fair Value Measurements
Total Plan's assets	5,367,199	4,913,696
Net asset value
Fair Value Measurements
Total Plan's assets	5,687,956	5,583,357
Net asset value | Common collective fund
Fair Value Measurements
Total Plan's assets	$ 320,757	$ 669,661
REDEMPTION NOTICE PERIOD	1 day	1 day
Net asset value | Pooled Separate fund LA Capital Mgmt/Victory - Midcap Value
Fair Value Measurements
Total Plan's assets	$ 690,703	$ 515,161
REDEMPTION NOTICE PERIOD	1 day	1 day
Net asset value | Pooled Separate fund Principal Global Investors - Blue Chip
Fair Value Measurements
Total Plan's assets	$ 4,215,021	$ 4,398,535
REDEMPTION NOTICE PERIOD	1 day	1 day
Net asset value | Pooled Separate fund Principal SmallCap S&P 600 Index
Fair Value Measurements
Total Plan's assets	$ 461,475
REDEMPTION NOTICE PERIOD	1 day